Other Long-Term Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of other long-term liabilities

	2019	2018
Asset retirement obligations	$5,771	$3,886
Lease liabilities (note 8)	1,809	—
Share-based compensation	297	124
Risk management (note 19)	112	17
Deferred purchase consideration (1)	95	118
Other	98	80
	8,182	4,225
Less: current portion	819	335
	$7,363	$3,890

(1)	Relates to the acquisition of the Joslyn oil sands project in 2018, payable in annual installments of $25 million over the next four years.

Summary of asset retirement obligations
Reconciliations of the discounted asset retirement obligations were as follows:

	2019	2018	2017
Balance – beginning of year	$3,886	$4,327	$3,243
Liabilities incurred	15	19	12
Liabilities acquired, net	198	6	784
Liabilities settled	(296)	(290)	(274)
Asset retirement obligation accretion	190	186	164
Revision of cost, inflation rates and timing estimates	412	(111)	(40)
Change in discount rates	1,412	(334)	509
Foreign exchange adjustments	(46)	83	(71)
Balance – end of year	5,771	3,886	4,327
Less: current portion	208	186	92
	$5,563	$3,700	$4,235
Segmented Asset Retirement Obligations

	2019	2018
Exploration and Production
North America	$2,792	$1,665
North Sea	816	707
Offshore Africa	161	134
Oil Sands Mining and Upgrading	2,000	1,379
Midstream and Refining	2	1
	$5,771	$3,886

Summary of share-based compensation liability
The current portion of the liability represents the maximum amount of the liability payable within the next twelve month period if all vested stock options and PSUs are settled in cash.

	2019	2018	2017
Balance – beginning of year	$124	$414	$426
Share-based compensation expense (recovery)	223	(146)	134
Cash payment for stock options surrendered	(2)	(5)	(6)
Transferred to common shares	(53)	(120)	(154)
Charged to (recovered from) Oil Sands Mining and Upgrading, net	5	(19)	14
Balance – end of year	297	124	414
Less: current portion	227	92	348
	$70	$32	$66

Disclosure of weighted average assumptions used
The fair value of stock options outstanding was estimated using the Black-Scholes valuation model with the following weighted average assumptions:

	2019	2018	2017
Fair value	$7.88	$3.33	$11.82
Share price	$42.00	$32.94	$44.92
Expected volatility	26.7%	27.4%	27.1%
Expected dividend yield	3.6%	4.1%	2.5%
Risk free interest rate	1.7%	1.9%	1.8%
Expected forfeiture rate	4.3%	4.2%	5.0%
Expected stock option life (1)	4.4 years	4.4 years	4.5 years

(1)	At original time of grant.